Payables, other current liabilities and provisions (Details) - EUR (€) € in Thousands		3 Months Ended
	Mar. 05, 2026	Mar. 31, 2026	Dec. 31, 2025
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		€ 45,879
Increases		70
Provisions used		(8,888)
Unused reversals		(3,445)
Other provisions at end of period		33,616
Non-current		15,491	€ 28,849
Current		18,125	€ 17,030
AGA EMPLOYER CONTRIBUTIONS AND TAXES
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		45,185
Increases		0
Provisions used		(8,325)
Unused reversals	€ (2,256)	(3,394)
Other provisions at end of period		33,467
Non-current		15,471
Current		17,995
OTHER PROVISIONS
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		694
Increases		70
Provisions used		(563)
Unused reversals		(51)
Other provisions at end of period		150
Non-current		20
Current		€ 130